Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - 8 .6%
Ally Bank Auto Credit-Linked Notes, 5.6810%, 5/17/32 (144A) $ 2,953,396 $ 2,993,294
Ally Bank Auto Credit-Linked Notes, 5.8270%, 5/17/32 (144A) 2,953,396 2,982,921
Ally Bank Auto Credit-Linked Notes, 4.9700%, 9/15/32 (144A) 2,415,323 2,428,295
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.1000%, 5.4500%,
12/26/31 (144A)
‡
3,859,019 3,864,804
Bayview Opportunity Master Fund VII Trust, 5.6700%, 4/15/27 (144A) 184,552 184,637
Credabl ABS Trust, 30 Day Australian Bank Bill Rate + 1.4500%, 5.2425%,
5/11/45
‡
AUD 13,821,206 8,941,482
Credabl ABS Trust, 30 Day Australian Bank Bill Rate + 2.2000%, 5.9925%,
5/11/45
‡
AUD 2,060,000 1,334,465
DB Master Finance LLC, 4.0300%, 11/20/47 (144A) $ 3,515,225 3,429,102
DB Master Finance LLC, 2.0450%, 11/20/51 (144A) 5,143,450 4,930,465
DB Master Finance LLC, 2.4930%, 11/20/51 (144A) 1,573,915 1,454,506
Domino's Pizza Master Issuer LLC, 2.6620%, 4/25/51 (144A) 6,900,860 6,398,438
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 9,393,808 9,503,581
Huntington Bank Auto Credit-Linked Notes, 5.4420%, 10/20/32 (144A) 10,925,388 10,979,994
Huntington Bank Auto Credit-Linked Notes, 4.9570%, 3/21/33 (144A) 9,106,025 9,095,403
Jersey Mike's Funding LLC, 4.4330%, 2/15/50 (144A) 4,696,550 4,648,179
Liberty, 30 Day Australian Bank Bill Rate + 1.2000%, 4.8975%, 5/25/32
‡
AUD 6,978,272 4,512,788
Metro Finance Trust, 30 Day Australian Bank Bill Rate + 1.2500%, 5.0200%,
9/17/30
‡
AUD 11,581,474 7,492,468
NOW Trust, 30 Day Australian Bank Bill Rate + 1.4000%, 5.1850%, 6/14/32
‡
AUD 30,322,501 19,629,354
NOW Trust, 30 Day Australian Bank Bill Rate + 1.1500%, 4.9350%, 2/14/34
‡
AUD 25,226,466 16,275,139
Plenti Auto ABS, 30 Day Australian Bank Bill Rate + 1.1000%, 4.8850%, 8/12/33
‡
AUD 3,673,696 2,370,472
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.1800%, 4.9725%,
4/11/36
‡
AUD 17,905,092 11,545,758
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.2000%,
4.9925%, 11/11/36
‡
AUD 10,595,345 6,836,610
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.2000%,
4.9925%, 11/11/36
‡
AUD 9,055,850 5,843,257
RCKT Trust, 4.9000%, 7/25/34 (144A) $ 11,423,000 11,422,735
RCKT Trust, 4.9900%, 7/25/34 (144A) 5,000,000 4,995,779
Santander Bank Auto Credit-Linked Notes, 4.9110%, 1/18/33 (144A) 3,224,756 3,242,171
Santander Bank Auto Credit-Linked Notes, 4.9650%, 1/18/33 (144A) 6,500,000 6,497,581
Subway Funding LLC, 5.2460%, 7/30/54 (144A) 9,790,020 9,643,493
Subway Funding LLC, 6.0280%, 7/30/54 (144A) 11,542,775 11,668,128
Taco Bell Funding LLC, 4.9700%, 5/25/46 (144A) 7,261,763 7,251,097
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A) 23,251,403 23,167,111
Taco Bell Funding LLC, 2.2940%, 8/25/51 (144A) 2,916,060 2,643,970
United Airlines Pass-Through Trust, 5.8750%, 10/15/27 2,201,599 2,241,426
Total Asset-Backed Securities (cost $230,819,789) 230,448,903
Corporate Bonds - 74 .6%
Basic Materials - 0 .7%
Glencore Funding LLC, 4.9070%, 4/1/28 (144A) 18,904,000 19,077,241
Communications - 1 .0%
NTT Finance Corp., 4.5670%, 7/16/27 (144A) 5,692,000 5,697,038
NTT Finance Corp., 4.6200%, 7/16/28 (144A) 4,347,000 4,356,178
Walt Disney Co. (The), 3.0570%, 3/30/27 CAD 22,920,000 16,542,088
26,595,304
Consumer, Cyclical - 8 .5%
BMW US Capital LLC, 5.3000%, 8/11/25 (144A) $ 6,250,000 6,251,369
Daimler Truck Finance Canada, Inc., 2.4600%, 12/15/26 CAD 8,960,000 6,411,110
Daimler Truck Finance North America LLC, 5.0000%, 1/15/27 (144A) $ 3,240,000 3,262,906
Daimler Truck Finance North America LLC, 5.1250%, 9/25/27 (144A) 6,810,000 6,879,279

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Delta Air Lines, Inc., 4.9500%, 7/10/28 $ 7,346,000 $ 7,378,587
Delta Air Lines, Inc., 4.7500%, 10/20/28 (144A) 16,327,000 16,337,030
General Motors Co., 5.3500%, 4/15/28 6,498,000 6,603,492
General Motors Financial Co., Inc., 1.5500%, 9/2/25 AUD 1,590,000 1,021,623
General Motors Financial Co., Inc., 6.0500%, 10/10/25 $ 1,250,000 1,252,810
General Motors Financial Co., Inc., 5.4000%, 4/6/26 3,230,000 3,245,102
General Motors Financial Co., Inc., 5.1500%, 8/15/26 GBP 4,690,000 6,217,327
General Motors Financial Co., Inc., 5.4000%, 5/8/27 $ 7,000,000 7,091,284
General Motors Financial Co., Inc., 5.0000%, 7/15/27 2,866,000 2,881,177
General Motors Financial Co., Inc., 5.3500%, 7/15/27 9,000,000 9,110,826
Hasbro, Inc., 3.5500%, 11/19/26 5,972,000 5,891,154
Hyundai Capital America, 5.5000%, 3/30/26 (144A) 10,125,000 10,181,523
Hyundai Capital America, 5.6500%, 6/26/26 (144A) 7,645,000 7,712,761
Hyundai Capital America, 5.9500%, 9/21/26 (144A) 12,525,000 12,696,903
Hyundai Capital America, 4.8500%, 3/25/27 (144A) 5,000,000 5,015,654
Hyundai Capital America, 5.0000%, 1/7/28 (144A) 4,501,000 4,529,686
Marriott International, Inc., 5.4500%, 9/15/26 16,885,000 17,039,604
McDonald's Corp., 3.4500%, 9/8/26 AUD 1,000,000 640,354
Mercedes-Benz Finance North America LLC, 5.2000%, 8/3/26 (144A) $ 12,100,000 12,173,068
Royal Caribbean Cruises Ltd., 5.5000%, 4/1/28 (144A) 13,050,000 13,196,656
Starbucks Corp., 4.5000%, 5/15/28 7,000,000 7,025,453
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 AUD 13,370,000 8,594,071
Volkswagen Financial Services Australia Pty. Ltd., 4.9500%, 4/13/26 AUD 3,110,000 2,005,938
Volkswagen Financial Services Australia Pty. Ltd., 5.3000%, 2/9/27 AUD 1,670,000 1,083,530
Volkswagen Group of America Finance LLC, 4.9000%, 8/14/26 (144A) $ 4,075,000 4,076,068
Volkswagen Group of America Finance LLC, 5.7000%, 9/12/26 (144A) 14,575,000 14,707,123
Volkswagen Group of America Finance LLC, 6.0000%, 11/16/26 (144A) 13,200,000 13,384,583
Volkswagen Group of America Finance LLC, 5.0500%, 3/27/28 (144A) 3,580,000 3,597,971
227,496,022
Consumer, Non-cyclical - 6 .0%
Amgen, Inc., 5.5070%, 3/2/26 20,025,000 20,025,065
Cargill, Inc., 4.8750%, 10/10/25 (144A) 7,375,000 7,376,381
CVS Health Corp., 4.3000%, 3/25/28 8,975,000 8,915,005
Icon Investments Six DAC, 5.8090%, 5/8/27 11,520,000 11,710,599
Illumina, Inc., 5.8000%, 12/12/25 22,875,000 22,915,987
Illumina, Inc., 4.6500%, 9/9/26 1,705,000 1,704,134
Illumina, Inc., 5.7500%, 12/13/27 5,630,000 5,754,589
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 29,300,000 18,457,325
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 AUD 3,800,000 2,334,550
Penske Truck Leasing Canada, Inc., 5.4400%, 12/8/25 CAD 6,153,000 4,483,851
Smith & Nephew plc, 5.1500%, 3/20/27 $ 6,270,000 6,333,375
Solventum Corp., 5.4500%, 2/25/27 22,400,000 22,747,394
Solventum Corp., 5.4000%, 3/1/29 5,790,000 5,956,985
Universal Health Services, Inc., 1.6500%, 9/1/26 23,425,000 22,609,288
161,324,528
Energy - 3 .5%
Cheniere Energy, Inc., 4.6250%, 10/15/28 8,814,000 8,766,871
Columbia Pipelines Holding Co. LLC, 6.0550%, 8/15/26 (144A) 11,486,000 11,607,936
Columbia Pipelines Holding Co. LLC, 6.0420%, 8/15/28 (144A) 7,050,000 7,327,351
DT Midstream, Inc., 4.1250%, 6/15/29 (144A) 5,840,000 5,624,268
Enbridge, Inc., 5.9000%, 11/15/26 5,000,000 5,076,724
Enbridge, Inc., 3.2000%, 6/8/27 CAD 14,500,000 10,466,157
Energy Transfer LP, 6.0500%, 12/1/26 $ 13,440,000 13,672,978

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Energy - (continued)
Energy Transfer LP, 4.9500%, 6/15/28 $ 5,000,000 $ 5,051,998
Energy Transfer LP, 6.0000%, 2/1/29 (144A) 5,000,000 5,067,318
ONEOK, Inc., 5.5500%, 11/1/26 6,600,000 6,669,261
Williams Cos., Inc. (The), 5.4000%, 3/2/26 15,050,000 15,119,143
94,450,005
Financial - 42 .6%
AerCap Ireland Capital DAC, 6.1000%, 1/15/27 8,375,000 8,533,985
AerCap Ireland Capital DAC, 6.4500%, 4/15/27 19,617,000 20,178,355
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 3,042,619
Air Lease Corp., 5.3000%, 6/25/26 10,020,000 10,067,256
Air Lease Corp., 5.4000%, 6/1/28 CAD 14,985,000 11,305,056
American Express Co., SOFR + 1.3300%, 6.3380%, 10/30/26‡ $ 4,000,000 4,015,793
American Express Co., SOFRINDX + 0.7500%, 5.6450%, 4/23/27‡ 5,375,000 5,414,401
American Express Co., SOFR + 1.0000%, 5.0980%, 2/16/28‡ 1,950,000 1,967,850
American Express Co., SOFR + 1.2600%, 4.7310%, 4/25/29‡ 12,750,000 12,861,671
American Tower Corp., 3.5500%, 7/15/27 12,000,000 11,796,124
Aon North America, Inc., 5.1250%, 3/1/27 12,795,000 12,917,511
Arthur J Gallagher & Co., 4.6000%, 12/15/27 14,940,000 14,991,221
Athene Global Funding, 5.6840%, 2/23/26 (144A) 9,660,000 9,717,163
Athene Global Funding, 5.6200%, 5/8/26 (144A) 11,500,000 11,595,122
Athene Global Funding, 4.9500%, 1/7/27 (144A) 11,000,000 11,050,737
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 641,667
Athene Global Funding, 4.8300%, 5/9/28 (144A) $ 20,000,000 20,083,648
Atlas Warehouse Lending Co. LP, 6.0500%, 1/15/28 (144A) 25,655,000 25,945,936
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30 (144A) 5,700,000 5,750,253
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
0.8300%, 4.4337%, 3/31/26‡ AUD 1,000,000 645,717
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 5.5595%, 2/26/31‡ AUD 150,000 97,046
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.7000%, 5.9060%, 8/12/32‡ AUD 10,000,000 6,607,124
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.5200%, 5.5450%, 1/15/35‡ AUD 34,400,000 22,649,881
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 13,168,000 12,983,592
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 14,777,784
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 1.6500%, 6.5270%, 11/7/27‡ 9,600,000 9,816,086
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
5.3095%, 11/24/25‡ AUD 8,150,000 5,258,345
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
5.4325%, 2/21/28‡ AUD 38,220,000 24,848,613
Bank of America Corp., SOFR + 1.5800%, 4.3760%, 4/27/28‡ $ 3,644,000 3,636,329
Bank of America Corp., SOFR + 1.9900%, 6.2040%, 11/10/28‡ 12,356,000 12,823,287
Bank of America Corp., SOFR + 0.8300%, 4.9790%, 1/24/29‡ 24,707,000 25,013,730
Bank of America Corp., SOFR + 1.1100%, 4.6230%, 5/9/29‡ 9,500,000 9,539,989
Bank of New York Mellon (The), SOFR + 1.1350%, 4.7290%, 4/20/29‡ 14,180,000 14,329,618
Bank of New Zealand, US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 1.3000%, 5.6980%, 1/28/35 (144A)‡ 6,035,000 6,155,433
Barclays plc, SOFR + 0.9600%, 5.0860%, 2/25/29‡ 8,066,000 8,156,910
Barclays plc, 90 Day Australian Bank Bill Rate + 2.0000%, 6.1580%, 5/28/35‡ AUD 2,230,000 1,484,631
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.2500%,
5.0490%, 5/15/26‡ AUD 13,600,000 8,803,294
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
5.1968%, 10/14/31‡ AUD 800,000 515,847

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Blackstone Holdings Finance Co. LLC, 5.9000%, 11/3/27 (144A) $ 12,525,000 $ 12,879,380
Brown & Brown, Inc., 4.7000%, 6/23/28 3,036,000 3,045,232
Canadian Imperial Bank of Commerce, CAONINDX + 0.7800%,
4.9000%, 4/2/27‡ CAD 12,300,000 8,995,979
Capital One Financial Corp., 3.7500%, 7/28/26 $ 17,744,000 17,578,863
Capital One Financial Corp., SOFR + 2.4400%, 7.1490%, 10/29/27‡ 7,823,000 8,057,579
Capital One Financial Corp., SOFR + 2.6000%, 5.2470%, 7/26/30‡ 5,353,000 5,456,827
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 AUD 3,270,000 1,958,139
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30 (144A) $ 2,839,000 2,863,790
Citigroup, Inc., SOFR + 1.5460%, 5.6100%, 9/29/26‡ 35,000,000 35,042,662
Commonwealth Bank of Australia, 4.2000%, 8/18/25 AUD 600,000 386,318
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
5.5152%, 9/10/30‡ AUD 12,500,000 8,055,771
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
5.1143%, 8/20/31‡ AUD 16,600,000 10,722,966
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.7000%,
6.5096%, 11/9/32‡ AUD 10,000,000 6,650,777
Commonwealth Bank of Australia, US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.0500%, 3.6100%, 9/12/34‡ $ 6,000,000 5,687,105
Computershare US, Inc., 3.1470%, 11/30/27 AUD 1,070,000 665,290
Corebridge Financial, Inc., 3.6500%, 4/5/27 $ 9,833,000 9,687,188
Credit Union Australia Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
5.2850%, 12/1/25‡ AUD 2,350,000 1,517,874
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 0.9500%, 5.4270%, 3/1/28 (144A)‡ $ 13,400,000 13,583,724
DBS Group Holdings Ltd., 5.4790%, 9/12/25 (144A) 15,800,000 15,813,829
Goldman Sachs Bank USA, SOFR + 0.7770%, 5.2830%, 3/18/27‡ 33,575,000 33,697,161
Goldman Sachs Group, Inc. (The), SOFR + 1.3190%, 4.9370%, 4/23/28‡ 17,010,000 17,112,406
Heritage and People's Choice Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
6.1138%, 9/16/31‡ AUD 1,000,000 640,051
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.1638%, 12/15/36‡ AUD 8,550,000 5,568,059
JPMorgan Chase & Co., SOFR + 0.9300%, 5.5710%, 4/22/28‡ $ 15,500,000 15,774,339
JPMorgan Chase & Co., SOFR + 0.9300%, 4.9790%, 7/22/28‡ 13,500,000 13,629,962
JPMorgan Chase & Co., SOFR + 0.8000%, 4.9150%, 1/24/29‡ 7,459,000 7,540,132
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
6.2595%, 5/25/26‡ AUD 19,100,000 12,403,048
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 3.8000%,
7.5138%, 3/16/28‡ AUD 5,010,000 3,395,069
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.4800%, 5.9850%, 8/7/27‡ $ 3,600,000 3,646,124
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 5.0870%, 11/26/28‡ 1,260,000 1,273,687
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.6800%,
5.3875%, 3/6/30‡ AUD 5,240,000 3,402,417
Logicor UK plc, 1.8750%, 11/17/26 GBP 656,000 841,979
LPL Holdings, Inc., 5.7000%, 5/20/27 $ 16,965,000 17,242,962
LPL Holdings, Inc., 4.6250%, 11/15/27 (144A) 23,156,000 23,017,704
LPL Holdings, Inc., 4.9000%, 4/3/28 6,548,000 6,584,414
Lseg US Fin Corp., 4.8750%, 3/28/27 (144A) 7,725,000 7,773,859
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
5.2619%, 6/17/31‡ AUD 6,980,000 4,506,117
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.9500%,
5.6550%, 3/1/34‡ AUD 12,190,000 7,959,902

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)‡ $ 2,100,000 $ 2,028,623
Marex Group plc, 5.8290%, 5/8/28 10,031,000 10,135,892
Marsh & McLennan Cos., Inc., 4.5500%, 11/8/27 15,100,000 15,188,441
Morgan Stanley, SOFR + 1.7700%, 6.1380%, 10/16/26‡ 16,250,000 16,292,718
Morgan Stanley Bank NA, SOFR + 1.0800%, 4.9520%, 1/14/28‡ 43,610,000 43,863,637
Morgan Stanley Private Bank NA, SOFR + 0.7700%, 4.4660%, 7/6/28‡ 12,047,000 12,034,160
MSD Investment Corp., 6.2500%, 5/31/30 (144A) 5,250,000 5,247,373
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
5.5076%, 11/18/30‡ AUD 24,275,000 15,669,470
Nationwide Building Society, 4.0000%, 9/14/26 (144A) $ 19,530,000 19,351,338
Nationwide Building Society, SOFR + 1.0600%, 4.6490%, 7/14/29 (144A)‡ 12,049,000 12,052,721
NatWest Group plc, BPSW1 + 1.4900%, 2.8750%, 9/19/26‡ GBP 3,690,000 4,870,164
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 2.8500%, 7.4720%, 11/10/26‡ $ 13,942,000 14,041,239
Newcastle Greater Mutual Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 5.6438%, 2/14/29‡ AUD 20,400,000 13,415,488
Permanent TSB Group Holdings plc, EURIBOR ICE Swap Rate 1 Year + 3.5000%,
6.6250%, 6/30/29‡ EUR 10,100,000 12,749,313
PNC Bank NA, 5.9000%, 4/1/26 $ 2,750,000 2,763,567
Santander UK Group Holdings plc, SOFR + 2.7490%, 6.8330%, 11/21/26‡ 14,190,000 14,272,645
Societe Generale SA, 5.2500%, 2/19/27 (144A) 17,440,000 17,570,528
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.3000%,
6.0050%, 6/1/37‡ AUD 17,200,000 11,225,937
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.6500%,
6.3550%, 12/1/38‡ AUD 4,500,000 2,978,479
Teachers Mutual Bank Ltd., 90 Day Australian Bank Bill Rate + 1.3000%,
4.9639%, 6/21/27‡ AUD 16,140,000 10,478,614
Trinity Acquisition plc, 4.4000%, 3/15/26 $ 17,097,000 17,069,855
UBS Group AG, 4.2530%, 3/23/28 (144A) 15,000,000 14,881,472
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,339,416
VICI Properties LP, 5.7500%, 2/1/27 (144A) $ 12,699,000 12,834,186
VICI Properties LP, 3.7500%, 2/15/27 (144A) 8,000,000 7,862,112
VICI Properties LP, 4.7500%, 4/1/28 4,638,000 4,664,231
Vicinity Centres Trust, 4.0000%, 4/26/27 AUD 150,000 96,422
Wells Fargo & Co., SOFR + 0.7800%, 4.9000%, 1/24/28‡ $ 14,586,000 14,662,058
Wells Fargo & Co., SOFR + 1.0700%, 5.7070%, 4/22/28‡ 7,870,000 8,023,480
Wells Fargo & Co., SOFR + 1.3700%, 4.9700%, 4/23/29‡ 12,639,000 12,787,301
Westpac Banking Corp., 4.6000%, 2/16/26 AUD 3,100,000 2,003,100
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.7500%,
4.5503%, 8/10/26‡ AUD 1,400,000 904,365
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.2300%,
5.0303%, 11/11/27‡ AUD 3,300,000 2,153,771
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5500%,
5.2559%, 1/29/31‡ AUD 11,800,000 7,618,855
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8800%,
5.4630%, 4/3/34‡ AUD 9,500,000 6,232,178
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
5.4108%, 7/10/34‡ AUD 14,300,000 9,321,959
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
5.9720%, 7/10/34‡ AUD 6,500,000 4,357,239
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5200%,
5.3510%, 2/12/35‡ AUD 12,300,000 8,044,877
Willis North America, Inc., 4.6500%, 6/15/27 $ 4,599,000 4,621,109
1,140,386,642

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrial - 5 .2%
Amrize Finance US LLC, 4.6000%, 4/7/27 (144A) $ 10,232,000 $ 10,234,746
Amrize Finance US LLC, 4.7000%, 4/7/28 (144A) 14,284,000 14,353,286
BAE Systems plc, 5.0000%, 3/26/27 (144A) 13,915,000 14,031,911
Boeing Co. (The), 2.1960%, 2/4/26 11,600,000 11,446,113
Boeing Co. (The), 6.2590%, 5/1/27 16,850,000 17,280,250
CNH Industrial Capital Australia Pty. Ltd., 5.8000%, 7/13/26 AUD 29,790,000 19,443,829
CNH Industrial Capital Australia Pty. Ltd., 5.4000%, 5/17/27 AUD 17,600,000 11,522,247
Fortive Corp., 3.1500%, 6/15/26 $ 6,500,000 6,410,282
Molex Electronic Technologies LLC, 4.7500%, 4/30/28 (144A) 25,440,000 25,463,265
Penske Truck Leasing Co. LP, 5.3500%, 1/12/27 (144A) 7,900,000 7,966,094
Rolls-Royce plc, 5.7500%, 10/15/27 (144A) 958,000 979,616
139,131,639
Technology - 2 .9%
Booz Allen Hamilton, Inc., 3.8750%, 9/1/28 (144A) 19,647,000 19,042,489
Broadcom, Inc., 5.0500%, 7/12/27 21,525,000 21,781,117
Broadcom, Inc., 4.8000%, 4/15/28 8,040,000 8,131,561
Fiserv, Inc., 5.1500%, 3/15/27 11,838,000 11,952,472
Gartner, Inc., 3.6250%, 6/15/29 (144A) 5,844,000 5,542,493
SK Hynix, Inc., 5.5000%, 1/16/27 (144A) 10,045,000 10,170,562
76,620,694
Utilities - 4 .2%
Algonquin Power & Utilities Corp., 5.3650%, 6/15/26Ç 10,157,000 10,210,848
DTE Energy Co., 4.9500%, 7/1/27 9,300,000 9,384,046
Duke Energy Corp., 4.8500%, 1/5/27 12,800,000 12,881,972
Duke Energy Corp., 3.1500%, 8/15/27 13,250,000 12,934,776
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,164,991
Georgia Power Co., 5.0040%, 2/23/27 $ 6,520,000 6,586,320
Georgia Power Co., 3.2500%, 3/30/27 5,866,000 5,769,757
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 AUD 570,000 357,801
NRG Energy, Inc., 2.0000%, 12/2/25 (144A) $ 5,600,000 5,536,649
NRG Energy, Inc., 2.4500%, 12/2/27 (144A) 17,683,000 16,755,359
Vistra Operations Co. LLC, 5.0500%, 12/30/26 (144A) 6,305,000 6,315,920
Vistra Operations Co. LLC, 3.7000%, 1/30/27 (144A) 17,538,000 17,293,704
Xcel Energy, Inc., 4.7500%, 3/21/28 6,808,000 6,848,862
112,041,005
Total Corporate Bonds (cost 1,988,300,332) 1,997,123,080
Foreign Government Bonds - 1 .8%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 4.3639%, 9/23/25
‡
AUD 17,230,000 11,097,751
Korea Electric Power Corp., 4.8750%, 1/31/27 (144A) $ 23,450,000 23,568,972
Korea National Oil Corp., 4.6250%, 3/31/28 (144A) 15,000,000 15,026,700
Total Foreign Government Bonds (cost 50,699,054 ) 49,693,423
Mortgage-Backed Securities - 7 .3%
BPR Trust , 5.3580% , 11/5/41 (144A)
‡
6,795,181 6,853,826
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.6912% ,
6.0332% , 8/15/39 (144A)
‡
5,242,693 5,252,707
BX Trust , CME Term SOFR 1 Month + 1.1438% , 5.4858% , 3/15/30 (144A)
‡
20,940,330 20,882,217
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.9000%, 10/25/41 (144A)
‡
5,978,607 5,997,257
SOFR30A + 1.7000%, 6.0500%, 7/25/43 (144A)
‡
1,791,229 1,801,169
SOFR30A + 1.0500%, 5.4000%, 1/25/44 (144A)
‡
8,848,314 8,844,617
SOFR30A + 1.1000%, 5.4500%, 2/25/44 (144A)
‡
2,371,409 2,371,757
SOFR30A + 1.0000%, 5.3500%, 7/25/44 (144A)
‡
1,224,130 1,223,559
SOFR30A + 1.6000%, 5.9500%, 9/25/44 (144A)
‡
10,673,000 10,716,996

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
SOFR30A + 1.1000%, 5.4497%, 1/25/45 (144A)
‡
$ 3,571,791 $ 3,576,710
SOFR30A + 1.5000%, 5.8497%, 1/25/45 (144A)
‡
6,205,000 6,209,254
SOFR30A + 1.1500%, 5.4997%, 2/25/45 (144A)
‡
2,881,053 2,881,690
SOFR30A + 1.6000%, 5.9500%, 3/25/45 (144A)
‡
7,825,395 7,862,077
SOFR30A + 1.2000%, 5.5500%, 5/25/45 (144A)
‡
3,064,798 3,066,943
SOFR30A + 1.2000%, 5.5193%, 7/25/45 (144A)
‡
7,641,000 7,643,340
FHLMC STACR REMIC Trust
SOFR30A + 1.5000%, 5.8500%, 10/25/41 (144A)
‡
15,171,691 15,240,242
SOFR30A + 2.3000%, 6.6500%, 8/25/42 (144A)
‡
3,183,991 3,242,199
SOFR30A + 2.0000%, 6.3500%, 5/25/43 (144A)
‡
1,317,386 1,330,809
SOFR30A + 2.0000%, 6.3500%, 6/25/43 (144A)
‡
3,364,012 3,381,633
SOFR30A + 1.8500%, 6.2000%, 11/25/43 (144A)
‡
1,625,993 1,638,374
SOFR30A + 1.3500%, 5.7000%, 2/25/44 (144A)
‡
3,405,079 3,413,754
SOFR30A + 1.2500%, 5.6000%, 3/25/44 (144A)
‡
9,780,485 9,801,535
30-day SOFR Average + 1.2000%, 5.5500%, 5/25/44 (144A)
‡
2,815,003 2,817,914
SOFR30A + 1.2000%, 5.5500%, 8/25/44 (144A)
‡
7,383,880 7,387,148
SOFR30A + 1.0000%, 5.3500%, 10/25/44 (144A)
‡
827,443 827,184
SOFR30A + 1.4500%, 5.8000%, 10/25/44 (144A)
‡
4,050,000 4,057,752
SOFR30A + 1.0500%, 5.4000%, 1/25/45 (144A)
‡
7,381,975 7,390,448
SOFR30A + 1.1500%, 5.5000%, 2/25/45 (144A)
‡
9,415,657 9,418,958
SOFR30A + 1.2000%, 5.5500%, 5/25/45 (144A)
‡
11,025,627 11,039,657
NRTH Mortgage Trust , CME Term SOFR 1 Month + 1.6413% , 5.9832% , 3/15/39
(144A)
‡
11,400,000 11,399,925
Resimac Bastille Trust , 30 Day Australian Bank Bill Rate + 1.3500% ,
5.1350% , 9/13/55
‡
AUD 11,700,584 7,573,757
Total Mortgage-Backed Securities (cost $194,783,819) 195,145,408
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
4.1400%
∞
(cost $2,441,437) 2,441,437 2,441,437
Commercial Paper - 9 .5%
AutoNation, Inc., 4.7506%, 8/1/25 (Section 4(2)) $ 60,950,000 60,941,534
AutoNation, Inc., 4.7519%, 8/4/25 (Section 4(2)) 61,400,000 61,365,849
Global Payments, Inc., 4.8807%, 8/1/25 (Section 4(2)) 73,000,000 72,990,065
Jabil, Inc., 4.8006%, 8/1/25 (Section 4(2)) 41,150,000 41,144,153
Targa Resources Corp., 4.5106%, 8/1/25 (Section 4(2)) 5,350,000 5,349,277
Targa Resources Corp., 4.5117%, 8/4/25 (Section 4(2)) 13,550,000 13,544,907
Total Commercial Paper (cost $255,370,604) 255,335,785
OTC Purchased Call Credit Default Swaptions - Buy Protection - 0.0%
Counterparty/Reference Asset
Citigroup, Inc
CDX.NA.IG.44-V1, Credit Default Swap, Maturing 6/20/2030, Fixed Rate
1.00%,  Payment frequency: Quarterly,
Notional amount $520,000,000, Premiums paid $1,050,400, Unrealized depreciation $(611,293), Exercise price $0.65, Expires 10/15/25* 520,000,000 439,106
Total OTC Purchased Call Credit Default Swaptions - Buy Protection (premiums paid
$ 1,050,400 , unrealized depreciation $ (611,293) ) 439,106
Total Investments (total cost $ 2,723,465,435 ) - 101 .9% 2,730,627,142
Liabilities, net of Cash, Receivables and Other Assets - (1.9%) (52,155,409)
Net Assets - 100.0% $2,678,471,733

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,863,170,380 68 .2%
Australia 413,808,219 15 .1
United Kingdom 139,718,363 5 .1
Germany 64,332,367 2 .4
Ireland 56,214,871 2 .1
South Korea 48,766,234 1 .8
Canada 45,644,669 1 .7
France 17,570,528 0 .6
New Zealand 17,253,184 0 .6
Singapore 15,813,829 0 .6
Switzerland 14,881,472 0 .5
Denmark 13,583,724 0 .5
Japan 10,053,216 0 .4
Spain 9,816,086 0 .4
Total $2,730,627,142 100 .0%
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Australian Dollar 10/10/25 323,284,000 $ (210,883,972) $ 2,461,700
Canadian Dollar 10/10/25 12,650,000 (9,161,221) (19,210)
2,442,490
HSBC Bank USA, N.A.
Australian Dollar 10/10/25 323,064,500 (210,783,433) 2,502,673
New Zealand Dollar 10/10/25 2,180,000 (1,308,286) 18,106
2,520,779
J.P. Morgan Chase Bank
Great British Pound 10/10/25 11,241,000 (15,236,389) 350,641
–
Morgan Stanley & Co.
Euro 10/10/25 12,260,000 (14,423,657) 326,655
–
State Street Bank and Trust Company
Canadian Dollar 10/10/25 70,172,000 (51,513,917) 588,290
–
Total $6,228,855

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
Australia 3 Year Bond 716 9/15/25 $ 49,470,403 $ 39,363
Euro-Schatz 940 9/8/25 115,172,633 (399,392)
Total - Futures Long (360,029)
Futures Short:
Canada 2 Year Bond 627 9/18/25 (47,768,189) 31,127
U.S. Treasury 2 Year Notes 2,689 9/30/25 (556,580,987) 1,002,841
U.S. Treasury 5 Year Notes 365 9/30/25 (39,482,734) (137,331)
Total - Futures Short 896,637
Total $536,608
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.44-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/30 $ 54,400,000 $ (675,186) $ (570,317) $ (1,245,503)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3 Month BBR 5.1200% Fixed Quarterly 4/22/26 82,265,000 NZD $ – $ 1,338,527 $ 1,338,527
3 Month BBR 3.4500% Fixed Quarterly 2/17/27 106,550,000 NZD – 868,227 868,227
3 Month BBR 3.5600% Fixed Quarterly 10/21/26 75,370,000 NZD – 649,258 649,258
3 Month BBR 5.5100% Fixed Quarterly 8/16/25 31,965,000 NZD – 356,192 356,192
Total $– $3,212,204 $3,212,204

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2025

Schedule of OTC Written Credit Default Swaptions
Counterparty/
Reference Asset Description Exercise Price
Expiration
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Swaptions
Written,
at Value
Written Put Swaptions - Sell Protection:
Citigroup, Inc
CDX.NA.IG.44-V1
Credit Default Swap,
S&P Credit Rating: NR,
Maturing 6/20/2030,
Fixed Rate 1.00%,
Payment frequency:
Quarterly 0.75 USD 10/15/25 $260,000,000 $(478,400) $344,316 $(134,084)
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2025
Futures contracts:
Average notional amount of contracts - long $494,462,520
Average notional amount of contracts - short 975,413,943
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 13,657,843
Average amounts sold - in USD 518,894,304
Credit default swaps:
Average notional amount - buy protection 72,983,333
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 4,719,110
Average notional amount - pay floating rate/receive fixed rate 233,690,216
Swaptions:
Average value of swaption contracts purchased 119,259
Average value of swaption contracts written 38,092

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

AUD Australian Dollar
CAD Canadian Dollar
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
GBP British Pound
ICE Intercontinental Exchange
LLC Limited Liability Company
LP Limited Partnership
NZD New Zealand Dollar
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
* Non-income producing security.
∞ Rate shown is the 7-day yield as of July 31, 2025.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended July 31, 2025 is $257,777,222 which represents 9.6% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2025 is $1,009,235,699 which represents 37.7% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 230,448,903 $ — $ 230,448,903
Corporate Bonds — 1,997,123,080 — 1,997,123,080
Foreign Government Bonds — 49,693,423 — 49,693,423
Mortgage-Backed Securities — 195,145,408 — 195,145,408
Investment Companies 2,441,437 — — 2,441,437
Commercial Paper — 255,335,785 — 255,335,785
OTC Purchased Call Credit Default
Swaptions - Buy Protection — 439,106 — 439,106
Total Investments in Securities $ 2,441,437 $ 2,728,185,705 $ — $ 2,730,627,142
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 3,212,204 $ — $ 3,212,204
Forward Foreign Currency Exchange
Contracts — 6,248,065 — 6,248,065
Futures Contracts 1,073,331 — — 1,073,331
Total Other Financial Instruments $ 1,073,331 $ 9,460,269 $ — $ 10,533,600
Total Assets $ 3,514,768 $ 2,737,645,974 $ — $ 2,741,160,742
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 570,317 $ — $ 570,317
Forward Foreign Currency Exchange
Contracts — 19,210 — 19,210
Futures Contracts 536,723 — — 536,723
Swaptions Written, at Value — 134,084 — 134,084
Total Liabilities $ 536,723 $ 723,611 $ — $ 1,260,334
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Short Duration Income ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Short Duration Income ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70333 09-25